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                                M.S.B. FUND, INC.
                                 200 Park Avenue
                               New York, NY 10166
                                 (212) 573-9354







                                                              May 2, 2000




VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re: M.S.B. Fund, Inc. Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (1933 Act File No. 002-22542; 1940 Act File No. 811-1273)

Dear Ladies and Gentlemen:

         On behalf of M.S.B. Fund, Inc. (the "Registrant"), this letter certifies, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that (i) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the above-captioned amendment to the registration statement of the Registrant filed on April 28, 2000 (the "Amendment"), and (ii) the text of the Amendment has been filed electronically.

                                           Very truly yours,

                                           M.S.B. FUND, INC.




                                           By:  /s/Manderley Rush
                                              ---------------------------------
                                                Manderley Rush
                                                Counsel
                                                BISYS Fund Services, Inc.
                                                Administrator to the Registrant